Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities [Abstract]
Maturity Analysis of Financial Liabilities (IFRS) [text block table]
	Dec 31, 2019
in € m.	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
Noninterest bearing deposits	228,731	0	0	0	0
Interest bearing deposits	135,330	113,449	68,955	16,258	10,468
Trading liabilities[1]	37,065	0	0	0	0
Negative market values from derivative financial instruments[1]	316,506	0	0	0	0
Financial liabilities designated at fair value through profit or loss	11,705	29,680	17,986	1,815	4,941
Investment contract liabilities[2]	0	0	544	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting[3]	0	288	245	555	343
Central bank funds purchased	218	0	0	0	0
Securities sold under repurchase agreements	1,494	1,130	238	50	7
Securities loaned	258	0	0	0	0
Other short-term borrowings	1,893	2,435	1,368	0	0
Long-term debt	2	17,670	24,046	73,086	36,177
Trust preferred securities	0	12	2,073	0	0
Lease liabilities[4]	53	144	533	1,922	957
Other financial liabilities	78,555	2,624	293	607	8
Off-balance sheet loan commitments	167,281	0	0	0	0
Financial guarantees	21,645	0	0	0	0
Total[5]	1,000,736	167,431	116,280	94,294	52,901

[1]Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within "on demand" which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.

[2]These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.

[3]Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.

[4]Newly recognized liabilities along with the adoption of IFRS 16 in 2019, no comparatives available.

[5]The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.

	Dec 31, 2018
in € m.	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
Noninterest bearing deposits	221,746	0	0	0	0
Interest bearing deposits	126,416	137,089	47,258	21,683	12,059
Trading liabilities[1]	59,922	0	0	0	0
Negative market values from derivative financial instruments[1]	301,487	0	0	0	0
Financial liabilities designated at fair value through profit or loss	16,438	25,838	7,895	2,760	5,724
Investment contract liabilities[2]	0	0	512	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting[3]	0	609	502	505	306
Central bank funds purchased	252	0	0	0	0
Securities sold under repurchase agreements	3,151	963	508	1	0
Securities loaned	3,358	3	0	0	0
Other short-term borrowings	11,067	2,258	1,622	0	0
Long-term debt	3	34,449	16,268	80,028	36,085
Trust preferred securities	0	36	3,306	0	0
Other financial liabilities	96,573	2,762	1,201	369	60
Off-balance sheet loan commitments	167,722	0	0	0	0
Financial guarantees	22,502	0	0	0	0
Total[4]	1,030,639	204,008	79,073	105,346	54,234

[1]Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within "on demand" which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.

[2]These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.

[3]Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.

[4]The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.